Schedule of grant date fair value of director options granted (Details)	6 Months Ended
Jun. 30, 2025 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Volatility	155.63%
Expected term in years	7 years
Dividend rate	0.00%
Risk-free interest rate	4.50%
Hurdle price
Exercise price	0.51
Share price	0.71
Fair value of option on grant date	$ 0.69